Long-Term Liabilities - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings obtained from drawdown of credit facility	$ 20,000		$ 20,000
Drawn borrowing facilities			109,250	$ 36,708
Borrowings, interest rate basis		LIBOR plus 5.5%
Senior Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings obtained from drawdown of credit facility	109,250		109,250
Drawn borrowing facilities			205,000
RepaymentsOfSeniorDebt	205,000
Senior Credit Facility | Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from long-term borrowings			71,013
Senior Credit Facility | Bangchak
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from long-term borrowings			$ 38,237
Non-Recourse Loan Agreement | Ganfeng
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings interest rate		10.00%
Percentage of right to purchase share of production		50.00%
Borrowing facility		$ 100,000
Limited Recourse Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawn borrowing facilities	100,000
Additional drawdowns from credit facility	4,708
Limited Recourse Loan Facility | Long-term liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Accrued interest	$ 3,208